Segmental analyses - Disclosure of Geographical Information of External Revenue (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
Revenue	[1]	£ 25,610	£ 25,867	£ 27,283
Intangible assets		86,934	94,276	95,562
Property, plant and equipment		4,483	4,379	4,583
Investments in associates and joint ventures		1,521	1,902
United Kingdom
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
Revenue		268	254	255
Intangible assets		442	417
Property, plant and equipment		272	265
Investments in associates and joint ventures		0	0
All foreign countries
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
Revenue		25,342	25,613	£ 27,028
Intangible assets		86,492	93,859
Property, plant and equipment		4,211	4,114
Investments in associates and joint ventures		£ 1,521	£ 1,902

[1]	Revenue is net of duty, excise and other taxes of £32,160 million, £33,818 million and £36,917 million for the years ended 31 December 2025, 2024 and 2023, respectively.